UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,

Suite 310

Waukesha, WI 53188
(Address of principal executive offices) (Zip code)

J. Scott Harkness

Provident Trust Company

N16 W23217 Stone Ridge Drive,

Suite 310

Waukesha, WI 53188
(Name and address of agent for service)

1-855-739-9950

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

 Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Provident Trust Strategy Fund
Total Fund | PROVX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Provident Trust Strategy Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://provfunds.com/. You can also request this information by contacting us at 1-855-739-9950.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Provident Trust Strategy Fund	$46	0.93%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$193,735,630
Number of Holdings	16
Portfolio Turnover	3%
Visit https://provfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
First American Treasury Obligations Fund	17.4%
Visa Inc.	9.2%
Alphabet, Inc., Cl C	8.6%
Alphabet, Inc., Cl A	8.5%
Costco Wholesale Corp.	8.0%
Accenture PLC, Cl A	7.8%
UnitedHealth Group Inc.	6.2%
PNC Financial Services Group, Inc.	5.6%
The Charles Schwab Corp.	5.5%
The Home Depot, Inc.	4.7%

Top Sectors	(% of net assets)
Financial	26.5%
Consumer, Cyclical	22.0%
Communications	17.1%
Technology	10.9%
Consumer, Non-cyclical	6.2%
Cash & Other	17.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://provfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Provident Trust Company documents not be householded, please contact Provident Trust Company at 1-855-739-9950, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Provident Trust Company or your financial intermediary.
Provident Trust Strategy Fund	PAGE 1	TSR-SAR-74405V107

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Provident Trust Strategy Fund (PROVX)
A NO-LOAD MUTUAL FUND
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Provident Trust Strategy Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Shares or Principal Amount		Cost	Value
	COMMON STOCKS - 82.6%(a)
	Computer Services - 7.8%
48,380	Accenture PLC, Cl A - Class A	$1,406,184	$15,096,495
	Data Processing-Management - 3.1%
27,285	Fiserv, Inc.(b)	3,916,713	6,025,346
	Distribution/Wholesale - 3.7%
92,800	Fastenal Co.	977,268	7,196,640
	Finance-Credit Card - 11.1%
13,420	American Express Co.	4,291,313	3,610,651
50,891	Visa Inc. - Class A	3,662,225	17,835,260
		7,953,538	21,445,911
	Finance-Investment Banking-Brokerages - 5.5%
135,045	The Charles Schwab Corp.	3,999,132	10,571,323
	Investment Management-Advisor Services - 4.3%
91,560	T. Rowe Price Group Inc.	7,362,226	8,411,617
	Medical-Health Maintenance Organization - 6.2%
22,905	UnitedHealth Group Inc.	1,194,819	11,996,494
	Retail-Building Products - 4.7%
24,635	The Home Depot, Inc.	3,079,030	9,028,481
	Retail-Discount - 8.0%
16,411	Costco Wholesale Corp.	2,497,909	15,521,196
	Retail-Gardening Products - 1.7%
61,750	Tractor Supply Co.	2,689,935	3,402,425
	Retail-Major Department Stores - 3.8%
61,045	The TJX Companies, Inc.	5,507,392	7,435,281
	Super-Regional Banks-US - 5.6%
61,775	PNC Financial Services Group, Inc.	3,275,662	10,858,192
	Web Portals-Internet Service Providers - 17.1%
106,285	Alphabet, Inc., Cl A - Class A	1,385,415	16,435,912
107,030	Alphabet, Inc., Cl C - Class C	1,386,861	16,721,297
		2,772,276	33,157,209
	TOTAL COMMON STOCKS	46,632,084	160,146,610

The accompanying notes are an integral part of these financial statements.

1

Provident Trust Strategy Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

Shares or Principal Amount		Cost	Value
	SHORT-TERM INVESTMENTS - 17.4%(a)
	Money Market Funds - 17.4%
33,656,331	First American Treasury Obligations Fund - Class X, 4.26%(c)	$33,656,331	$33,656,331
	TOTAL SHORT-TERM INVESTMENTS	33,656,331	33,656,331
	TOTAL INVESTMENTS - 100%	$80,288,415	193,802,941
	Liabilities in Excess of Other Assets - (0.0)%(d)		(67,311)
	TOTAL NET ASSETS - 100.0%		$193,735,630

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Percentages for the various classification relate to total net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Provident Trust Strategy Fund
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$193,802,941
Receivables from shareholders for purchases	2,716
Dividends and interest receivable	120,695
Prepaid expenses	22,080
Total assets	193,948,432
LIABILITIES:
Payable to shareholders for redemptions	18,809
Payable to adviser for management fees	106,570
Payable to transfer agent	34,430
Payable for fund administration and accounting fees	22,815
Payable to directors	2,151
Other liabilities	28,027
Total liabilities	212,802
NET ASSETS	$193,735,630
Net Assets Consists of:
Capital Stock	$57,894,565
Total distributable earnings	135,841,065
Total net assets	$193,735,630
Calculation of Net Asset Value Per Share:
Net assets	$193,735,630
Shares issued and outstanding, $0.01 par value; 300,000,000 shares authorized	10,309,768
Net asset value, offering, and redemption price per share	$18.79
Cost:
Investments, at cost	$80,288,415

The accompanying notes are an integral part of these financial statements.

3

Provident Trust Strategy Fund
Statement of Operations
For the Six Month Period Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,299,266
Interest income	643,181
Total investment income	1,942,447
EXPENSES:
Management fees	661,299
Transfer agent fees	85,452
Fund administration and accounting fees	81,087
Professional fees	36,878
Registration fees	19,446
Custodian fees	9,756
Directors’ fees	9,385
Printing and postage expense	7,881
Miscellaneous expenses	48,256
Total expenses	959,440
Net investment income	983,007
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	21,416,865
Net realized gain (loss)	21,416,865
Net change in unrealized appreciation (depreciation) on:
Investments	(20,631,054)
Net change in unrealized appreciation (depreciation)	(20,631,054)
Net realized and unrealized gain (loss)	785,811
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,768,818

The accompanying notes are an integral part of these financial statements.

4

Provident Trust Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ending March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$983,007	$2,288,276
Net realized gain (loss)	21,416,865	14,296,466
Net change in unrealized appreciation (depreciation)	(20,631,054)	29,835,003
Net increase (decrease) in net assets from operations	1,768,818	46,419,745
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(13,506,458)	(8,581,711)
Total distributions to shareholders	(13,506,458)	(8,581,711)
CAPITAL TRANSACTIONS:
Subscriptions	3,303,003	6,225,479
Reinvestments	12,831,692	8,236,124
Redemptions	(15,103,264)	(28,292,123)
Net increase (decrease) in net assets from capital transactions	1,031,431	(13,830,520)
Net increase (decrease) in net assets	(10,706,209)	24,007,514
NET ASSETS:
Beginning of the period	204,441,839	180,434,325
End of the period	$193,735,630	$204,441,839
SHARES TRANSACTIONS
Subscriptions	163,663	342,380
Reinvestments	648,065	479,434
Redemptions	(740,318)	(1,567,317)
Total increase (decrease) in shares outstanding	71,410	(745,503)

The accompanying notes are an integral part of these financial statements.

5

PROVIDENT TRUST STRATEGY FUND
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	For the Six Month Period Ending, March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$19.97	$16.43	$17.97	$22.06	$17.66	$16.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.22	0.19	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments(b)	0.07	4.13	1.25	(4.06)	5.99	2.27
Total from investment operations	0.17	4.35	1.44	(4.01)	6.04	2.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.25)	(0.09)	(0.02)	(0.05)	(0.09)
Net realized gains	(1.21)	(0.56)	(2.89)	(0.06)	(1.59)	(0.64)
Total distributions	(1.35)	(0.81)	(2.98)	(0.08)	(1.64)	(0.73)
Net asset value, end of period	$18.79	$19.97	$16.43	$17.97	$22.06	$17.66
Total return(c)	0.53%(c)	27.25%	9.01%	−18.25%	36.27%	14.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$193,736	$204,442	$180,434	$192,727	$263,713	$215,010
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.93%(e)	0.95%	0.95%	0.92%	0.92%	0.96%
After expense reimbursement/recoupment(d)	0.93%(e)	0.95%	0.95%	0.92%	0.92%	0.96%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(d)	0.95%(e)	1.18%	1.13%	0.18%	0.24%	0.25%
Ratio of net investment income (loss) to average net assets(d)	0.95%(e)	1.18%	1.13%	0.18%	0.24%	0.25%
Portfolio turnover rate	3%(c)	0%	12%	3%	0%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized.
(d)
Expenses waived or reimbursed reflect reductions to total expenses, whereas expenses recouped reflect increases to total expenses, as discussed in notes to the financial statements. These reimbursed amounts decrease the net investment loss ratio or increase the net investment income ratio, and recouped amounts increase the net investment loss ratio or decrease the net investment income ratio, as applicable.

(e)	Annualized.
The accompanying notes are an integral part of these financial statements.

6

PROVIDENT TRUST STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.
The investment objective of the Fund is long-term growth of capital.
(A)
Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term U.S. Treasury Bills are valued using an evaluated bid from a pricing service. Money market funds are valued at net asset value per share. Securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Valuation and Pricing Procedures adopted by the Board of Directors. The fair value of a security may differ from the Fund’s last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2025, there were no securities that were internally fair valued.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table summarizes the Fund’s investments as of March 31, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$160,146,610	$—	$—	$160,146,610
Money Market Funds	33,656,331	—	—	33,656,331
Total Investments	$193,802,941	$—	$—	$193,802,941

*	See the Schedule of Investments for investments detailed by industry classification.
(B)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these

7

PROVIDENT TRUST STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities. For the six month period ended March 31, 2025, there were no such securities.
(C)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(D)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of premiums and discounts, respectively, on securities purchased using the effective interest method in accordance with GAAP.

(E)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(F)
No provision has been made for federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(G)
The Fund has reviewed all open tax years and major jurisdictions, which include federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six month period ended March 31, 2025, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2025, open federal tax years include tax years ended September 30, 2021 through 2024. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(H)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial statement and federal income tax purposes. These differences are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES
The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of average daily net assets, 0.65% on average daily net assets in excess of $30,000,000 and less than $100,000,000, and 0.60% on average daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, PTC initially makes these payments, which are included in miscellaneous expenses on the Statement of Operations, and is later reimbursed by the Fund.
Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2026, with successive renewal terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is

8

PROVIDENT TRUST STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. During the six month period ended March 31, 2025, no such expenses were waived and PTC has recouped all eligible amounts.
The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee not to exceed 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ended March 31, 2025, no such expenses were charged to shareholders.
Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
As of March 31, 2025, PTC beneficially owned 19.73% of the outstanding shares of the Fund on behalf of its investment advisory clients. In addition, as of March 31, 2025, PTC’s employees, as participants in the Provident Trust Company Retirement Plan (the “Retirement Plan”), beneficially owned 22.83% of the outstanding shares of the Fund. As a result, as of March 31, 2025 in its capacity as sponsor of the Retirement Plan and investment manager of advisory accounts, PTC beneficially owned, in the aggregate, 42.56% of the outstanding shares of the Fund.
(3) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. On December 20, 2024, the Board of Directors declared a distribution of $0.14022044 per share from net investment income and $1.21462 from long-term capital gains, payable December 20, 2024, to shareholders of record on December 19, 2024.
(4) INVESTMENT TRANSACTIONS
For the six month period ending March 31, 2025, purchases and proceeds of sales of investment securities (excluding all short-term securities) were $9,210,989 and $34,385,682, respectively.
(5) INCOME TAX INFORMATION
The following information for the Fund is presented on an income tax basis as of September 30, 2024:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Distributable Ordinary Income	Distributable Long-Term Capital Gains	Total Distributable Earnings
$70,373,261	$134,645,054	$(499,475)	$134,145,579	$1,324,593	$12,108,533	$147,578,705

As of September 30, 2024, there were no differences between the cost of investments for financial statement and federal income tax purposes.
The tax components of dividends paid during the six month period ending March 31, 2025 (Unaudited) and the year ended September 30, 2024 are:

March 31, 2025 (Unaudited)		September 30, 2024
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$1,397,863	$12,108,595	$2,637,657	$5,944,054

9

PROVIDENT TRUST STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(7) SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no additional subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.
(8) NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

PROVIDENT TRUST STRATEGY FUND
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30.
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. Schedules of portfolio holdings are also available at http://www.provfunds.com.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

11

PROVIDENT TRUST STRATEGY FUND
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
BOARD OF DIRECTORS
ADAM S. RIX
JOHN F. HENSLER
THOMAS N. TUTTLE, JR.
WILLARD T. WALKER, JR.
INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124
CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
LEGAL COUNSEL
GODFREY & KAHN, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer, J. Scott Harkness and Principal Financial Officer, Michael A. Schelble, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Provident Mutual Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Harkness
J. Scott Harkness, Principal Executive Officer

Date	5/16/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Harkness
J. Scott Harkness, Principal Executive Officer

Date	5/16/2025

By (Signature and Title)*	/s/ Michael A. Schelble
Michael A. Schelble, Principal Financial Officer

Date	5/16/2025

* Print the name and title of each signing officer under his or her signature.